Deferred tax assets and liabilities	12 Months Ended
Dec. 31, 2022
Disclosure of income tax [Abstract]
Deferred tax assets and liabilities	Taxation

		Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020
	Note	€m	€m	€m
Current tax expense
Current tax on profits for the period		(69.9)	(117.5)	(44.8)
Adjustments in respect of prior periods		5.8	0.6	(7.6)
		(64.1)	(116.9)	(52.4)
Deferred tax benefit/(expense)
Origination and reversal of temporary differences		(4.4)	116.3	(1.2)
Impact of change in tax rates		(2.7)	(55.1)	(16.8)
	16	(7.1)	61.2	(18.0)
Total tax expense		(71.2)	(55.7)	(70.4)
Reconciliation of effective tax rate:

	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020
	€m	€m	€m
Profit before tax	321.0	236.7	295.5
Tax charge at the standard UK corporation tax rate 19% (2021: 19%; 2020: 19%)	(61.0)	(45.0)	(56.1)
Difference in tax rates	(16.3)	22.7	(18.2)
Non tax deductible interest	(0.2)	0.1	(0.1)
Other income and expenses not taxable or deductible	(3.1)	2.5	(0.8)
Unrecognized tax assets	(2.5)	(1.5)	(6.3)
Provisions for uncertainties	8.8	(52.5)	35.5
Impact of change in tax rates	(2.7)	(55.1)	(16.8)
Change in tax base of assets due to step-up	—	72.5	—
Prior period adjustment	5.8	0.6	(7.6)
Total tax expense	(71.2)	(55.7)	(70.4)

Effective tax rates
The Company is resident in the United Kingdom for tax purposes. The effective tax rate for the year ended December 31, 2022 was 22.2% (year ended December 31, 2021: 23.5%). The change is principally caused by movements in provisions for uncertain tax positions, and by one-off items affecting 2021.
The Company operates in many different jurisdictions and in some of these, certain matters are under discussion with local tax authorities. These discussions are often complex and can take many years to resolve, and are in different stages with respect to assessments appeals and refunds. The Company actively seeks to manage the associated risks by proactively engaging with tax authorities and applying for Advanced Pricing Agreements where appropriate. Provisions for uncertain tax positions require management to make estimates and judgments with respect to the ultimate outcome of a tax audit, and actual results could vary from these estimates. Where tax exposures can be quantified, a provision is made based on best estimates and management’s judgments. Given the inherent uncertainties in assessing the outcomes of these exposures (which can sometimes be binary in nature), the Company could, in future years, experience adjustments to this provision, including releases of provisions when those exposures become time-barred.
Notwithstanding this, management believes that the Company’s tax position on all open matters including those in current discussion with local tax authorities is robust and that the Company is appropriately provided. As of December 31, 2022, the current tax payable of €183.0 million and deferred tax assets of €100.4 million includes provisions for uncertain tax positions of €152.9 million. As of December 31, 2021, the current tax payable of €198.5 million and deferred tax assets of €128.3 million of included provisions for uncertain tax positions of €163.4 million.
The UK government announced an increase in the standard rate of corporation tax from 19% for 2022 (2021: 19%) to 25% effective from April 1, 2023, substantively enacted on May 24, 2021. The increase gave rise to a substantial one-off deferred tax expense in 2021. The financial statements for the year ended December 31, 2020 were prepared using the substantively enacted rate of corporation tax of 19%.
The tax (benefit)/expense relating to components of other comprehensive income is as follows:

		Before tax	Tax charge	After tax
Year ended December 31, 2022	Note	€m	€m	€m
Remeasurement of post-employment benefit liabilities		(108.1)	26.1	(82.0)
Net investment hedge		15.8	—	15.8
Cash flow hedges		(67.8)	3.3	(64.5)
Other comprehensive (income)/loss		(160.1)	29.4	(130.7)
Current tax			—
Deferred tax	16		29.4
			29.4
		Before tax	Tax benefit	After tax
Year ended December 31, 2021	Note	€m	€m	€m
Remeasurement of post-employment benefit liabilities		(36.1)	10.2	(25.9)
Net investment hedge		(18.8)	—	(18.8)
Cash flow hedges		(22.6)	13.6	(9.0)
Other comprehensive (income)/loss		(77.5)	23.8	(53.7)
Current tax			—
Deferred tax	16		23.8
			23.8
		Before tax	Tax benefit	After tax
Year ended December 31, 2020		€m	€m	€m
Remeasurement of post-employment benefit liabilities		27.8	(8.3)	19.5
Net investment hedge		10.1	—	10.1
Cash flow hedges		17.3	(6.0)	11.3
Other comprehensive loss/(income)		55.2	(14.3)	40.9
Current tax			—
Deferred tax			(14.3)
			(14.3)

Amounts recognized directly in equity
Aggregate current and deferred tax arising in the reporting period and not recognized in net profit or loss or other comprehensive income but directly credited to equity. These relates to the payment of employer taxes on shares issued under management share awards.

	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020
	€m	€m	€m
Current tax benefit	0.3	—	—
Deferred tax benefit	2.0	—	—
	2.3	—	—
Deferred tax assets and liabilities
Recognized deferred tax assets and liabilities
Deferred tax assets and liabilities are attributable to the following:

	December 31, 2022			December 31, 2021
	Assets	Liabilities	Total	Assets	Liabilities	Total
	€m	€m	€m	€m	€m	€m
Property, plant and equipment	6.2	(39.9)	(33.7)	8.9	(34.4)	(25.5)
Intangible assets	29.9	(384.6)	(354.7)	33.8	(382.9)	(349.1)
Employee benefits	13.0	—	13.0	36.4	—	36.4
Tax value of loss carry forwards	43.8	—	43.8	40.4	—	40.4
Derivative financial instruments	0.1	(8.9)	(8.8)	1.7	(7.0)	(5.3)
Other	7.4	(12.3)	(4.9)	7.1	(13.3)	(6.2)
Tax assets/(liabilities)	100.4	(445.7)	(345.3)	128.3	(437.6)	(309.3)
Deferred income tax assets are recognized for tax loss carry-forwards to the extent that the realization of the related tax benefit through future taxable profits is probable.
Deferred tax assets that the Company has not recognized in the financial statements amount to €65.2 million (December 31, 2021: €70.4 million). These deferred tax assets had not been recognized as the likelihood of recovery is not probable.
Movement in deferred tax during the year:

	Opening balance Jan 1, 2022	Recognized in Statement of Profit or Loss	Recognized in Other Comprehensive Income	Recognized directly in equity	Movement in foreign exchange	Closing balance Dec 31, 2022
	€m	€m	€m	€m	€m	€m
Property, plant and equipment	(25.5)	(8.7)	—	—	0.5	(33.7)
Intangible assets	(349.1)	(4.8)	—	—	(0.8)	(354.7)
Employee benefits	36.4	1.0	(26.1)	2.0	(0.3)	13.0
Tax value of loss carry forwards	40.4	4.8	—	—	(1.4)	43.8
Derivative financial instruments	(5.3)	(0.5)	(3.3)	—	0.3	(8.8)
Other	(6.2)	1.1	—	—	0.2	(4.9)
Total deferred tax	(309.3)	(7.1)	(29.4)	2.0	(1.5)	(345.3)

	Opening balance Jan 1, 2021	Acquired in business combinations	Recognized in Statement of Profit or Loss	Recognized in Other Comprehensive Income	Movement in foreign exchange	Closing balance Dec 31, 2021
	€m	€m	€m	€m	€m	€m
Property, plant and equipment	(6.7)	(2.2)	(17.2)	—	0.6	(25.5)
Intangible assets	(383.5)	(30.1)	64.5	—	—	(349.1)
Employee benefits	48.0	—	(1.2)	(10.2)	(0.2)	36.4
Tax value of loss carry forwards	24.6	—	15.8	—	—	40.4
Derivative financial instruments	9.2	—	(0.3)	(13.6)	(0.6)	(5.3)
Other	(5.2)	(0.6)	(0.4)	—	—	(6.2)
Total deferred tax	(313.6)	(32.9)	61.2	(23.8)	(0.2)	(309.3)